Fair Value Measurements and Financial Instruments - Narrative (Detail) $ in Millions	1 Months Ended				2 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) Debt_Instrument	Nov. 30, 2019 Debt_Instrument	May 31, 2019 USD ($) Debt_Instrument	Sep. 30, 2018 USD ($) Debt_Instrument	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Derivatives, Fair Value [Line Items]
Carrying amount of investments without readily determinable fair values	$ 284				$ 284	$ 284	$ 248
Number of debt instruments in tender offers | Debt_Instrument	20	11	15	8
Derivative liability fair value of collateral							100
Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional Amount	$ 17,004				17,004	17,004	19,813
Interest rate swaps | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period						510	730
Notional amount of derivative settled						3,300	1,100
Ineffectiveness on interest rate fair value hedges						54	54
Cross currency swaps
Derivatives, Fair Value [Line Items]
Notional Amount	23,070				23,070	23,070	16,638
Cross currency swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period						6,400
Pre-tax gain (loss) recognized in other comprehensive income (loss)						385	720
Forward starting interest rate swaps
Derivatives, Fair Value [Line Items]
Notional Amount	3,000				3,000	3,000	4,000
Forward starting interest rate swaps | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period							4,000
Notional amount of derivative settled						1,000
Pre-tax gain (loss) recognized in other comprehensive income (loss)						565	60
Euro-denominated debt | Net Investment Hedging
Derivatives, Fair Value [Line Items]
Notional Amount | €								€ 750,000,000	€ 750,000,000
Interest rate caps
Derivatives, Fair Value [Line Items]
Notional Amount	679				679	679	2,218
Foreign exchange forwards
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period						12,000	2,800
Notional amount of derivative settled						11,500	2,200
Notional Amount	$ 1,130				1,130	$ 1,130	$ 600
Treasury rate locks
Derivatives, Fair Value [Line Items]
Notional amount of derivative instruments entered during period			$ 1,500	$ 2,000	$ 1,500
Verizon 4.672% - 5.012% notes due 2054 - 2055 | Debt Tender Offers | Minimum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument	4.672%				4.672%	4.672%		4.672%
Verizon 4.672% - 5.012% notes due 2054 - 2055 | Debt Tender Offers | Maximum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument	5.012%				5.012%	5.012%		5.012%
Verizon [3.850% to 8.950%] Notes Due 2021 - 2055 | Debt Tender Offers | Minimum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument	3.85%				3.85%	3.85%		3.85%
Verizon [3.850% to 8.950%] Notes Due 2021 - 2055 | Debt Tender Offers | Maximum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument	8.95%				8.95%	8.95%		8.95%
Verizon [3.850% to 5.012%] notes due 2039 - 2055 | Debt Tender Offers | Minimum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument				3.85%
Verizon [3.850% to 5.012%] notes due 2039 - 2055 | Debt Tender Offers | Maximum
Derivatives, Fair Value [Line Items]
Stated interest rate on debt instrument				5.012%